UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number        811-22041

Gabelli 787 Fund, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  October 31

Date of reporting period:  April 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Gabelli Enterprise Mergers and Acquisitions Fund

Semiannual Report — April 30, 2013

To Our Shareholders,

For the six months ended April 30, 2013, the net asset value (“NAV”) per Class A Share of the Gabelli Enterprise Mergers and Acquisitions Fund increased 8.7% compared with an increase of 14.4% for the Standard & Poor’s (“S&P”) 500 Index. The performance of the 3 Month U.S. Treasury Bill Index for this period was 0.06%. See below for additional performance information.

Enclosed are the schedule of investments and financial statements as of April 30, 2013.

Comparative Results

Average Annual Returns through April 30, 2013 (a) (b) (Unaudited)
	Six Months	One Year	Five Year	Ten Year	Since Inception (2/28/01)
Class A (EMAAX)	8.68%	8.49%	3.24%	5.29%	4.45%
With sales charge (c)	2.43	2.25	2.02	4.67	3.95
Class AAA (EAAAX)	8.82	8.72	3.38	5.36	4.51
Class B (EMABX)	8.41	7.89	2.70	4.73	3.88
With contingent deferred sales charge (d)	3.41	2.89	2.33	4.73	3.88
Class C (EMACX)	8.42	7.90	2.69	4.71	3.88
With contingent deferred sales charge (e)	7.42	6.90	2.69	4.71	3.88
Class Y (EMAYX)	8.94	9.04	3.72	5.78	4.93
S&P 500 Index	14.42	16.89	5.21	7.88	4.11
Lipper U.S. Treasury Money Market Fund Average	0.00	0.01	0.14	1.32	1.42
3 Month U.S. Treasury Bill Index	0.06	0.12	0.33	1.75	1.89

In the current prospectus dated February 28, 2013, the Fund’s expense ratios are 1.50%, 1.70%, 2.25%, 2.25%, and 1.25% for the Class AAA, A, B, C, and Y Shares, respectively. See page 10 for expense ratios for the six months ended April 30, 2013. Class AAA and Class Y Shares have no sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)  Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Lipper U.S. Treasury Money Market Fund Average reflects the average performance of mutual funds classified in this particular category. The 3 Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month, that issue is sold and rolled into the outstanding Treasury Bill that matures closest to, but not beyond three months from the re-balancing date. To qualify for selection, an issue must have settled on or before the re-balancing (month end) date. Dividends are considered reinvested except for the 3 Month U.S. Treasury Bill Index. You cannot invest directly in an index. The Class A Shares’ NAV are used to calculate the performance for the periods prior to the issuance of the Class AAA Shares on February 26, 2010. The actual performance for the Class AAA Shares would have been higher than the returns of the Class A Shares due to lower expenses.

(b)  The Fund’s fiscal year ends October 31.

(c)  Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(d)  Assuming payment of the maximum contingent deferred sales charge (CDSC). The maximum CDSC for Class B Shares is 5% which is gradually reduced to 0% after six years.

(e)  Assuming payment of the 1% maximum CDSC imposed on redemptions made within one year of purchase.

Gabelli Enterprise Mergers and Acquisitions Fund

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from November 1, 2012 through April 30, 2013	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/01/12	Ending Account Value 04/30/13	Annualized Expense Ratio	Expenses Paid During Period*
Gabelli Enterprise Mergers and Acquisitions Fund
Actual Fund Return
Class AAA	$1,000.00	$1,088.20	1.52%	$ 7.87
Class A	$1,000.00	$1,086.80	1.72%	$ 8.90
Class B	$1,000.00	$1,084.10	2.27%	$11.73
Class C	$1,000.00	$1,084.20	2.27%	$11.73
Class Y	$1,000.00	$1,089.40	1.27%	$ 6.58
Hypothetical 5% Return
Class AAA	$1,000.00	$1,017.26	1.52%	$ 7.60
Class A	$1,000.00	$1,016.27	1.72%	$ 8.60
Class B	$1,000.00	$1,013.54	2.27%	$11.33
Class C	$1,000.00	$1,013.54	2.27%	$11.33
Class Y	$1,000.00	$1,018.50	1.27%	$ 6.36

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of April 30, 2013:

Gabelli Enterprise Mergers and Acquisitions Fund

U.S. Government Obligations	32.9%
Consumer Staples	13.3%
Health Care	9.0%
Consumer Discretionary	7.5%
Telecommunication Services	7.4%
Industrials	6.5%
Energy	5.9%

Information Technology	4.8%
Materials	4.6%
Utilities	4.1%
Financials	2.9%
Other Assets and Liabilities (Net)	1.1%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554).The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments — April 30, 2013 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 65.7%
	CONSUMER STAPLES — 13.3%
	Beverages — 4.2%
400,000	DE Master Blenders 1753 NV†	$6,282,298	$6,342,433
300,000	Grupo Modelo SAB de CV, Cl. C	2,691,056	2,728,149

		8,973,354	9,070,582

	Food and Staples Retailing — 1.2%
26,000	Casey’s General Stores Inc.	1,045,405	1,505,660
4,000	Spartan Stores Inc.	14,980	67,120
29,700	Village Super Market Inc., Cl. A	678,292	1,045,440

		1,738,677	2,618,220

	Food Products — 7.4%
38,000	Copeinca ASA	384,730	398,682
3,000	Flowers Foods Inc.	10,669	98,820
8,000	GrainCorp Ltd., Cl. A	101,302	106,324
150,000	H.J. Heinz Co.	10,855,212	10,863,000
27,000	Hillshire Brands Co.	793,662	969,570
510,000	Parmalat SpA	1,887,071	1,571,649
6,500	Post Holdings Inc.†	163,261	284,635
50,000	Rieber & Son ASA	556,998	580,942
44,000	Tootsie Roll Industries Inc.	959,797	1,374,120

		15,712,702	16,247,742

	Personal Products — 0.5%
50,000	Avon Products Inc.	961,302	1,158,000

	TOTAL CONSUMER STAPLES	27,386,035	29,094,544

	HEALTH CARE — 8.9%
	Biotechnology — 3.2%
2,000	3SBio Inc., ADR†	27,008	33,020
1,000	Biogen Idec Inc.†	47,674	218,930
6,800	Bio-Rad Laboratories Inc., Cl. A†	693,006	814,300
40,000	Indevus Pharmaceuticals Inc., Escrow†	0	0
80,000	Life Technologies Corp.†	5,866,336	5,895,200
443,000	Q-Med AB, Escrow†	0	0

		6,634,024	6,961,450

	Health Care Equipment and Supplies — 1.2%
45,000	ArthroCare Corp.†	831,913	1,559,250
6,000	Conceptus Inc.†	185,656	186,060
13,000	Exactech Inc.†	175,288	240,500
1,000	Palomar Medical Technologies Inc.†	13,252	13,550
60,000	Smith & Nephew plc	683,087	684,561
992	Wright Medical Group Inc.†	23,104	23,252

		1,912,300	2,707,173

	Health Care Providers and Services — 1.2%
2,000	Assisted Living Concepts Inc., Cl. A	23,800	23,840
1,000	Chemed Corp.	30,478	81,620

Shares		Cost	Market Value
50,000	Coventry Health Care Inc.	$2,085,160	$2,477,500
7,000	Rhoen Klinikum AG	152,601	149,527

		2,292,039	2,732,487

	Life Sciences Tools and Services — 1.3%
11,000	Illumina Inc.†	494,122	711,590
106,000	WuXi PharmaTech Cayman Inc., ADR†	1,982,927	2,021,420

		2,477,049	2,733,010

	Pharmaceuticals — 2.0%
23,600	Allergan Inc.	1,356,306	2,679,780
36,000	Bristol-Myers Squibb Co.	987,537	1,429,920
1,000	Elan Corp. plc, ADR†	11,918	11,700
5,991	Grifols SA, ADR†	80,399	187,099

		2,436,160	4,308,499

	TOTAL HEALTH CARE	15,751,572	19,442,619

	CONSUMER DISCRETIONARY — 7.5%
	Auto Components — 0.3%
14,000	Tenneco Inc.†	44,584	541,380

	Diversified Consumer Services — 0.0%
23,000	Corinthian Colleges Inc.†	151,319	46,000

	Hotels, Restaurants, and Leisure — 1.0%
200	7 Days Group Holdings Ltd., ADR†	2,680	2,718
20,000	Ameristar Casinos Inc.	525,401	527,800
4,000	Churchill Downs Inc.	130,964	305,840
140,000	Dover Motorsports Inc.	570,872	292,600
80,000	Ladbrokes plc	150,377	235,364
8,000	Orient-Express Hotels Ltd., Cl. A†	87,650	80,800
16,012	Ryman Hospitality Properties Inc.	303,626	711,894
2,500	WMS Industries Inc.†	62,343	63,450

		1,833,913	2,220,466

	Household Durables — 0.4%
300	American Greetings Corp., Cl. A	5,436	5,532
18,000	Harman International Industries Inc.	678,478	804,780
9,000	Nobility Homes Inc.†	136,282	51,075
14,000	Skyline Corp.†	111,236	63,420

		931,432	924,807

	Media — 4.5%
100,000	Acme Communications Inc.	116,851	6,250
6,000	Arbitron Inc.	281,498	280,140
500	Ascent Capital Group Inc., Cl. A†	12,495	33,245
20,000	Astral Media Inc., Cl. A	920,112	972,753
1,300	Astral Media Inc., Cl. B	68,410	67,836
25,000	British Sky Broadcasting Group plc	272,827	327,757

See accompanying notes to financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments (Continued) — April 30, 2013 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	CONSUMER DISCRETIONARY (Continued)
	Media (Continued)
150,000	Clear Channel Outdoor Holdings Inc., Cl. A†	$1,307,515	$1,084,500
70,000	Crown Media Holdings Inc., Cl. A†	336,845	143,500
3,600	Discovery Communications Inc., Cl. A†	51,321	283,752
3,600	Discovery Communications Inc., Cl. C†	35,828	255,204
22,000	DISH Network Corp., Cl. A	422,307	862,180
38,000	Fisher Communications Inc.	1,371,104	1,573,960
254	Granite Broadcasting Corp.†	0	1
25,000	Liberty Media Corp., Cl. A†	303,781	2,872,000
20,000	Shaw Communications Inc., Cl. B	265,164	455,000
26,000	Starz - Liberty Capital†	42,910	607,880

		5,808,968	9,825,958

	Multiline Retail — 0.0%
3,000	Saks Inc.†	38,130	34,650

	Specialty Retail — 1.3%
12,000	Aaron’s Inc.†	333,679	344,520
2,000	Hot Topic Inc.	27,786	27,900
300,000	K-Swiss Inc., Cl. A†	1,420,949	1,422,000
10,000	Pier 1 Imports Inc.	63,663	232,100
68,000	The Pep Boys - Manny, Moe & Jack†	796,757	788,800

		2,642,834	2,815,320

	TOTAL CONSUMER DISCRETIONARY	11,451,180	16,408,581

	TELECOMMUNICATION SERVICES — 7.4%
	Diversified Telecommunications Services — 3.0%
280,000	Asia Satellite Telecommunications Holdings Ltd.	604,206	1,100,494
160,000	Cincinnati Bell Inc.†	601,467	563,200
90,000	Telenet Group Holding NV	4,074,002	4,858,955
1,000	Ziggo NV	35,195	35,841

		5,314,870	6,558,490

	Wireless Telecommunications Services — 4.4%
100,000	MetroPCS Communications Inc.†	1,016,244	1,184,000
14,000	Millicom International Cellular SA, SDR	963,307	1,144,876
1,000	Rogers Communications Inc., Cl. B	2,955	49,330
300,000	Sprint Nextel Corp.†	1,009,716	2,115,000
9,000	Telephone & Data Systems Inc.	255,177	201,960
70,000	United States Cellular Corp.†	3,221,188	2,690,800

Shares			Cost	Market Value
46,000		Virgin Media Inc.	$2,097,337	$2,243,880

			8,565,924	9,629,846

		TOTAL TELECOMMUNICATION SERVICES	13,880,794	16,188,336

		INDUSTRIALS — 6.5%
		Aerospace and Defense — 0.3%
1,400		EDAC Technologies Corp.†	24,773	24,808
15,000		Exelis Inc.	190,129	167,550
12,000		Kaman Corp.	299,811	405,480

			514,713	597,838

		Air Freight and Logistics — 0.3%
75,000		TNT Express NV	814,950	576,232

		Commercial Services and Supplies — 0.2%
1,200		Met-Pro Corp.	15,879	16,080
7,000		Rollins Inc.	21,042	170,240
7,000		The Brink’s Co.	191,116	185,570

			228,037	371,890

		Machinery — 4.8%
10,000		CIRCOR International Inc.	277,472	473,300
25,999		Eaton Corp. plc	1,349,494	1,596,599
103,000		Gardner Denver Inc.	7,714,807	7,734,270
3,400		Hoganas AB, Cl. B	171,130	162,366
22,000		Xylem Inc.	681,623	610,500

			10,194,526	10,577,035

		Railroads and Transportation — 0.9%
9,000		GATX Corp.	303,464	458,550
47,000		Navistar International Corp.†	1,148,946	1,556,640

			1,452,410	2,015,190

		TOTAL INDUSTRIALS	13,204,636	14,138,185

		ENERGY — 5.7%
		Oil, Gas, and Consumable Fuels — 5.7%
4,000		Anadarko Petroleum Corp.	203,154	339,040
600		Berry Petroleum Co., Cl. A	27,593	28,746
2,000	(a)	Copano Energy LLC	76,569	80,380
125,000		Dragon Oil plc	784,424	1,229,088
13,000		Energy Transfer Partners LP	616,262	647,270
11,592		Halcon Resources Corp.†	100,633	75,812
20,000		Heritage Oil plc†	102,384	49,707
1,500		Kelt Exploration Ltd.†	8,025	10,943
50,213		Lufkin Industries Inc.	4,417,920	4,433,306
300,000		McMoRan Exploration Co.†	4,707,841	4,965,000
12,000		Plains Exploration & Production Co.†	530,889	542,400
1,000		Uranium One Inc.†	2,868	2,779
140,000		WesternZagros Resources Ltd.†	409,637	141,744

		TOTAL ENERGY	11,988,199	12,546,215

See accompanying notes to financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments (Continued) — April 30, 2013 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY — 4.8%
	Communications Equipment — 0.1%
5,000	Emulex Corp.†	$43,625	$30,000
11,000	Telular Corp.	138,527	140,470

		182,152	170,470

	Computers and Peripherals — 3.7%
350,000	Dell Inc.	4,700,130	4,690,000
350,000	Intermec Inc.†	3,470,932	3,444,000

		8,171,062	8,134,000

	Electrical Equipment and Instruments — 0.6%
1,000	Cymer Inc.†	72,808	104,760
165,000	Gerber Scientific Inc., Escrow†	0	1,650
45,000	Laird plc	140,085	151,754
4,500	Park Electrochemical Corp.	106,112	107,415
50,000	Power-One Inc.†	316,230	316,000
2,000	SGL Carbon SE	101,244	68,297
32,000	Zygo Corp.†	289,827	478,720

		1,026,306	1,228,596

	Semiconductors and Semiconductor Equipment — 0.1%
1,125	Lam Research Corp.†	40,871	51,997
2,500	LTX-Credence Corp.†	18,894	14,750
10,000	MoSys Inc.†	39,042	45,200
10,000	PLX Technology Inc.†	66,137	46,700

		164,944	158,647

	Software — 0.3%
70,000	FalconStor Software Inc.†	273,615	115,500
500	Softchoice Corp.	9,776	9,931
37,000	Take-Two Interactive Software Inc.†	307,948	564,620

		591,339	690,051

	TOTAL INFORMATION TECHNOLOGY	10,135,803	10,381,764

	MATERIALS — 4.6%
	Building Products — 1.1%
100,000	Griffon Corp.	850,000	1,030,000
12,000	Texas Industries Inc.†	383,556	764,160
12,000	Vulcan Materials Co.	471,544	598,560

		1,705,100	2,392,720

	Chemicals — 0.1%
8,000	Sensient Technologies Corp.	206,194	314,800

	Containers and Packaging — 2.5%
9,000	Greif Inc., Cl. B	481,339	466,110
330,000	Myers Industries Inc.	6,692,962	4,890,600

		7,174,301	5,356,710

	Metals and Mining — 0.8%
95,000	Alcoa Inc.	923,952	807,500

Shares		Cost	Market Value
1,200	Allegheny Technologies Inc.	$85,116	$32,376
84,043	AuRico Gold Inc.	688,204	434,502
10,000	Aurizon Mines Ltd.†	43,987	42,881
4,000	Camino Minerals Corp.†	749	278
6,480	First Quantum Minerals Ltd.	131,755	113,140
12,000	Gold Fields Ltd., ADR	129,349	89,520
9,000	Pan American Silver Corp.	201,825	118,368
3,000	Sibanye Gold Ltd., ADR	21,057	11,550

		2,225,994	1,650,115

	Paper and Forest Products — 0.1%
6,500	Buckeye Technologies Inc.	244,750	244,335

	TOTAL MATERIALS	11,556,339	9,958,680

	UTILITIES — 4.1%
	Electric Utilities — 1.3%
24,000	Duke Energy Corp.	1,225,821	1,804,812
46,000	Endesa SA	1,573,428	1,044,091

		2,799,249	2,848,903

	Gas Utilities — 0.1%
4,000	Southwest Gas Corp.	139,331	202,680

	Independent Power Producers and Energy Traders — 0.0%
75,000	GenOn Energy Inc., Escrow†	0	0

	Multi-Utilities — 2.7%
45,000	CH Energy Group Inc.	2,483,441	2,923,650
57,267	GDF Suez, Strips†	702	75
70,000	NorthWestern Corp.	1,965,522	3,011,400

		4,449,665	5,935,125

	TOTAL UTILITIES	7,388,245	8,986,708

	FINANCIALS — 2.9%
	Capital Markets — 0.3%
2,000	Asset Acceptance Capital Corp.†	13,075	12,940
50,000	BKF Capital Group Inc.†	200,759	52,250
100	National Financial Partners Corp.†	2,503	2,534
1,000	Netspend Holdings Inc.†	15,884	15,960
85,000	SWS Group Inc.†	950,171	483,650

		1,182,392	567,334

	Commercial Banks — 1.0%
180,000	First Niagara Financial Group Inc.	2,469,098	1,711,800
34,000	Hudson City Bancorp Inc.	285,561	282,540
10,000	Sterling Bancorp	112,850	112,800

		2,867,509	2,107,140

	Consumer Finance — 1.5%
2,000	FirstCity Financial Corp.†	19,596	19,740
160,000	SLM Corp.	2,880,075	3,304,000

		2,899,671	3,323,740

See accompanying notes to financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments (Continued) — April 30, 2013 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
	Insurance — 0.0%
2,000	Argo Group International Holdings Ltd.	$53,680	$82,900
3,000	CNinsure Inc., ADR†	33,590	18,960

		87,270	101,860

	Real Estate Management and Development — 0.0%
500	ECO Business-Immobilien AG†	3,961	2,963

	Thrift and Mortgage Finance — 0.1%
10,000	New York Community Bancorp Inc.	165,939	135,500

	TOTAL FINANCIALS	7,206,742	6,238,537

	TOTAL COMMON STOCKS	129,949,545	143,384,169

	RIGHTS — 0.1%
	HEALTH CARE — 0.1%
	Health Care — 0.1%
20,000	Adolor Corp., expire 07/01/19†	0	10,400
5,000	American Medical Alert Corp.†	0	50
4,000	Clinical Data Inc., expire 04/14/18†	0	3,800
120,000	Sanofi, expire 12/31/20†	204,080	201,600
4,000	Wright Medical Group Inc., CVR†	9,900	10,400

	TOTAL HEALTH CARE	213,980	226,250

	INDUSTRIALS — 0.0%
	Air Freight and Logistics — 0.0%
70,000	TNT Express NV, expire 05/14/13†	0	0

	TOTAL RIGHTS	213,980	226,250

Shares		Cost	Market Value
	WARRANTS — 0.2%
	ENERGY — 0.2%
	Oil, Gas, and Consumable Fuels — 0.2%
76,800	Kinder Morgan Inc., expire 05/25/17†	$149,163	$427,776

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 32.9%
$71,813,000	U.S. Treasury Bills, 0.065% to 0.120%††, 06/06/13 to 10/03/13	71,796,038	71,801,724

	TOTAL INVESTMENTS —98.9%	$202,108,726	215,839,919

	Other Assets and Liabilities (Net) — 1.1%		2,298,420

	NET ASSETS — 100.0%.		$218,138,339

(a)	Denoted in units.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right
SDR	Swedish Depositary Receipt
Strips	Regular income payment portion of the security traded separately from the principal portion of the security.

See accompanying notes to financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund

Statement of Assets and Liabilities

April 30, 2013 (Unaudited)

Assets:
Investments, at value (cost $202,108,726)	$215,839,919
Cash	32,144
Deposit at brokers	2,884,681
Receivable for Fund shares sold	572,702
Receivable for investments sold	15,874
Dividends receivable	131,831
Prepaid expenses	55,480

Total Assets	219,532,631

Liabilities:
Payable for investments purchased	474,750
Payable for Fund shares redeemed	542,483
Payable for investment advisory fees	165,930
Payable for distribution fees	91,836
Payable for accounting fees	7,500
Other accrued expenses	111,793

Total Liabilities	1,394,292

Net Assets (applicable to 18,497,863 shares outstanding)	$218,138,339

Net Assets Consist of:
Paid-in capital	$252,253,878
Accumulated net investment loss	(2,328,615)
Accumulated net realized loss on investments, securities sold short, and foreign currency transactions	(45,517,709)
Net unrealized appreciation on investments	13,731,193
Net unrealized depreciation on foreign currency translations	(408)

Net Assets	$218,138,339

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($8,380,404 ÷ 700,361 shares outstanding; 100,000,000 shares authorized)	$11.97

Class A:
Net Asset Value and redemption price per share ($108,376,273 ÷ 9,111,213 shares outstanding; 200,000,000 shares authorized)	$11.89

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$12.62

Class B:
Net Asset Value and offering price per share ($2,640,839 ÷ 235,643 shares outstanding; 100,000,000 shares authorized)	$11.21 (a)

Class C:
Net Asset Value and offering price per share ($57,358,407 ÷ 5,120,395 shares outstanding; 100,000,000 shares authorized)	$11.20 (a)

Class Y:
Net Asset Value, offering, and redemption price per share ($41,382,416 ÷ 3,330,251 shares outstanding; 100,000,000 shares authorized)	$12.43

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended April 30, 2013 (Unaudited)

Investment Income:
Dividends - (net of foreign withholding taxes of $39,689)	$1,608,048
Interest	28,753

Total Investment Income	1,636,801

Expenses:
Investment advisory fees	941,920
Distribution fees - Class AAA	9,822
Distribution fees - Class A	236,402
Distribution fees - Class B	16,197
Distribution fees - Class C	266,690
Shareholder services fees	124,797
Legal and audit fees	38,647
Shareholder communications expenses	36,184
Custodian fees	35,423
Directors’ fees	34,169
Registration expenses	30,050
Accounting fees	22,500
Miscellaneous expenses	13,431

Total Expenses	1,806,232

Less:
Custodian fee credits	(359)

Net Expenses	1,805,873

Net Investment Loss	(169,072)

Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, and Foreign Currency:
Net realized gain on investments	2,886,441
Net realized loss on securities sold short	(20,137)
Net realized loss on foreign currency transactions	(88,279)

Net realized gain on investments, securities sold short, and foreign currency transactions	2,778,025

Net change in unrealized appreciation/depreciation:
on investments	14,176,112
on foreign currency translations	(34,701)

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	14,141,411

Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, and Foreign Currency	16,919,436

Net Increase in Net Assets Resulting from Operations	$16,750,364

See accompanying notes to financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund

Statement of Changes in Net Assets

	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
Operations:
Net investment loss	$(169,072)	$(2,455,321)
Net realized gain on investments, securities sold short, swap contracts, and foreign currency transactions	2,778,025	4,658,444
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	14,141,411	5,765,642

Net Increase in Net Assets Resulting from Operations	16,750,364	7,968,765

Capital Share Transactions:
Class AAA	(105,553)	(402,900)
Class A	(4,169,910)	(34,690,476)
Class B	(1,370,152)	(4,845,267)
Class C	1,576,189	(14,888,349)
Class Y	5,688,686	(19,567,614)

Net Increase/(Decrease) in Net Assets from Capital Share Transactions	1,619,260	(74,394,606)

Redemption Fees	1,961	41

Net Increase/(Decrease) in Net Assets	18,371,585	(66,425,800)
Net Assets:
Beginning of period	199,766,754	266,192,554

End of period (including undistributed net investment income of $0 and $0, respectively)	$218,138,339	$199,766,754

See accompanying notes to financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions							Ratios to Average Net Assets/ Supplemental Data
Period Ended October 31	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)(b)	Net Realized and Unrealized Gain (Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees (b)(c)	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (in 000’s)	Net Investment Income (Loss)(a)		Operating Expenses		Portfolio Turnover Rate
Class AAA
2013(d)	$11.00	$0.01	$0.96	$0.97	—	—	—	$0.00	$11.97	8.82%	$8,380	0.13	%(e)	1.52	%(e)	101%
2012	10.60	(0.08)	0.48	0.40	—	—	—	0.00	11.00	3.77	7,814	(0.75)		1.50		202
2011	10.25	(0.04)	0.39	0.35	—	—	—	0.00	10.60	3.41	7,936	(0.39)		1.45		232
2010(f)	9.60	(0.05)	0.70	0.65	—	—	—	0.00	10.25	6.77	571	(0.80	)(e)	1.51	(e)	228
Class A
2013(d)	$10.94	$(0.01)	$0.96	$0.95	—	—	—	$0.00	$11.89	8.68%	$108,376	(0.09	)%(e)	1.72	%(e)	101%
2012	10.57	(0.11)	0.48	0.37	—	—	—	0.00	10.94	3.50	103,827	(1.00)		1.70		202
2011	10.24	(0.06)	0.39	0.33	—	—	—	0.00	10.57	3.22	134,334	(0.56)		1.65		232
2010	9.13	(0.09)	1.26	1.17	$(0.05)	$(0.01)	$(0.06)	0.00	10.24	12.93	124,637	(0.90)		1.71		228
2009	8.66	0.05	1.16	1.21	—	(0.74)	(0.74)	0.00	9.13	16.09	71,935	0.59		1.74		97
2008	13.17	0.02	(3.64)	(3.62)	—	(0.89)	(0.89)	0.00	8.66	(29.16)	111,249	0.16		1.86	(g)	130
Class B
2013(d)	$10.34	$(0.03)	$0.90	$0.87	—	—	—	$0.00	$11.21	8.41%	$2,641	(0.59	)%(e)	2.27	%(e)	101%
2012	10.04	(0.18)	0.48	0.30	—	—	—	0.00	10.34	2.99	3,745	(1.74)		2.25		202
2011	9.78	(0.11)	0.37	0.26	—	—	—	0.00	10.04	2.66	8,393	(1.09)		2.20		232
2010	8.72	(0.13)	1.20	1.07	—	$(0.01)	$(0.01)	0.00	9.78	12.29	12,767	(1.41)		2.26		228
2009	8.35	0.01	1.10	1.11	—	(0.74)	(0.74)	0.00	8.72	15.43	16,280	0.08		2.29		97
2008	12.79	(0.04)	(3.51)	(3.55)	—	(0.89)	(0.89)	0.00	8.35	(29.53)	22,641	(0.37)		2.41	(g)	130
Class C
2013(d)	$10.33	$(0.03)	$0.90	$0.87	—	—	—	$0.00	$11.20	8.42%	$57,358	(0.64	)%(e)	2.27	%(e)	101%
2012	10.04	(0.16)	0.45	0.29	—	—	—	0.00	10.33	2.89	51,498	(1.56)		2.25		202
2011	9.78	(0.11)	0.37	0.26	—	—	—	0.00	10.04	2.66	64,637	(1.11)		2.20		232
2010	8.72	(0.13)	1.21	1.08	$(0.01)	$(0.01)	$(0.02)	0.00	9.78	12.36	57,381	(1.43)		2.26		228
2009	8.35	0.00 (c)	1.11	1.11	—	(0.74)	(0.74)	0.00	8.72	15.43	50,096	0.02		2.29		97
2008	12.80	(0.04)	(3.52)	(3.56)	—	(0.89)	(0.89)	0.00	8.35	(29.55)	62,243	(0.37)		2.41	(g)	130
Class Y
2013(d)	$11.41	$0.02	$1.00	$1.02	—	—	—	$0.00	$12.43	8.94%	$41,383	0.33	%(e)	1.27	%(e)	101%
2012	10.97	(0.05)	0.49	0.44	—	—	—	0.00	11.41	4.01	32,883	(0.49)		1.25		202
2011	10.58	(0.01)	0.40	0.39	—	—	—	0.00	10.97	3.69	50,893	(0.11)		1.20		232
2010	9.42	(0.04)	1.30	1.26	$(0.09)	$(0.01)	$(0.10)	0.00	10.58	13.49	33,755	(0.44)		1.26		228
2009	8.87	0.09	1.20	1.29	—	(0.74)	(0.74)	0.00	9.42	16.64	21,833	1.05		1.29		97
2008	13.48	0.07	(3.73)	(3.66)	—	(0.95)	(0.95)	0.00	8.87	(28.88)	28,768	0.63		1.41	(g)	130

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a)

During the year ended October 31, 2012, the Fund changed its previously recognized estimate of the characterization of prior year income associated with a portfolio holding involved in a corporate reorganization that was subsequently sold. If this recharacterization had not occurred, Net Investment Income(Loss) would have been $(0.02) (Class AAA), $(0.05) (Class A), $(0.12) (Class B), $(0.10) (Class C), and $0.00 (Class Y), respectively, Net Realized and Unrealized Gain (Loss) on Investments would have been $0.42 (Class AAA, Class A, and Class B), $ 0.39 (Class C), and $0.44 (Class Y), respectively, and Net Investment Income (Loss) Ratio would have been (0.22)% (Class AAA), (0.47)% (Class A), (1.17)% (Class B), (1.00)% (Class C), and 0.02% (Class Y), respectively.

(b)	Per share amounts have been calculated using the average shares outstanding method.
(c)	Amount represents less than $ 0.005 per share.
(d)	For the six months ended April 30, 2013, unaudited.
(e)	Annualized.
(f)	From the commencement of offering Class AAA Shares on February 26, 2010 through October 31, 2010.
(g)

The Fund incurred interest expense during the year ended October 31, 2008. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.79% (Class A), 2.34% (Class B and Class C), and 1.34% (Class Y), respectively. For the years ended October 31, 2010 and 2009, the effect of interest expense was minimal. For the six months ended April 30, 2013, and the years ended October 31, 2012 and 2011, there was no interest expense.

See accompanying notes to financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Enterprise Mergers and Acquisitions Fund is a series of the Gabelli 787 Fund, Inc. (the “Corporation”), which was organized in Maryland and commenced operations on February 28, 2001. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Its primary objective is capital appreciation.

2. Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and nonfinancial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
—	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of April 30, 2013 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 4/30/13
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Health Care
Biotechnology	$6,961,450	—	$ 0	$ 6,961,450
Other Industries (a)	12,481,169	—	—	12,481,169
Consumer Discretionary
Media	9,825,957	—	1	9,825,958
Other Industries (a)	6,582,623	—	—	6,582,623
Information Technology
Electrical Equipment and Instruments	1,226,946	—	1,650	1,228,596
Other Industries (a)	9,153,168	—	—	9,153,168
Utilities
Independent Power Producers and Energy Traders	—	—	0	0
Other Industries (a)	8,986,708	—	—	8,986,708
Other Industries	88,164,497	—	—	88,164,497
Total Common Stocks	143,382,518	—	1,651	143,384,169
Rights:
Health Care	212,000	—	14,250	226,250
Industrials
Air Freight and Logistics	—	—	0	0
Total Rights	212,000	—	14,250	226,250
Warrants:
Energy
Oil, Gas, and Consumable Fuels	427,776	—	—	427,776
U.S. Government Obligations	—	$71,801,724	—	71,801,724
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$144,022,294	$71,801,724	$15,901	$215,839,919

(a)	Please refer to the Schedule of Investments (“SOI”) for the industry classifications of these portfolio holdings.

The Fund had no material transfers between Level 1 and Level 2 during the period ended April 30, 2013. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Unaudited) (Continued)

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at April 30, 2013, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions.

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Unaudited) (Continued)

In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be received or paid on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. At April 30, 2013, the Fund held no investments in equity contract for difference swap agreements.

Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. At April 30, 2013, there were no forward foreign exchange contracts.

The Fund’s volume of activity in forward foreign exchange contracts held until January 25, 2013 had an average monthly notional value while outstanding of approximately $7,154,451.

For the period ended April 30, 2013, the effect of forward foreign exchange contracts can be found in the Statement of Operations under Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, and Foreign Currency, within Net realized loss on foreign currency transactions and Net change in unrealized depreciation on foreign currency translations.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Unaudited) (Continued)

between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At April 30, 2013, there were no short sales outstanding.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. The Fund held no restricted securities at April 30, 2013.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Unaudited) (Continued)

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in the Statement of Operations.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

No distributions were made during the six months ended April 30, 2013 or in the year ended October 31, 2012.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At October 31, 2012, the Fund had a net capital loss carryforward for federal income tax purposes of $44,646,023 which is available to reduce future required distributions of net capital gains to shareholders through 2017. Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carryforwards may have an increased likelihood of expiring unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Unaudited) (Continued)

The following summarizes the tax cost of investments and the related net unrealized appreciation at April 30, 2013:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$205,746,393	$21,041,275	$(10,947,749)	$10,093,526

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended April 30, 2013, the Fund did not incur any income tax, interest, or penalties. As of April 30, 2013, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended October 31, 2009 through October 31, 2012 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at annual rates as follows:

First $ 1 Billion	0.935%
Next $1 Billion	0.910%
Next $3 Billion	0.885%
Next $5 Billion	0.860%
Thereafter	0.835%

In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Fund pays each Director who is not considered an affiliated person an annual retainer of $6,000 plus $1,000 for each Board meeting attended, and they are reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Director receive annual fees of $1,500 and $2,000, respectively. The Chairmen of the Proxy Voting Committee and the Nominating Committee each receive annual fees of $1,000. A Director may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Distribution Plan. The Fund’s Board has adopted a distribution agreement and distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to the G.distributors, LLC (the “Distributor”), an affiliate of the Fund, at annual rates of 0.25%, 0.45%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly. Class Y shares do not participate in the Plan and pay no distribution fees.

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Unaudited) (Continued)

5. Portfolio Securities. Purchases and sales of securities during the six months ended April 30, 2013, other than short-term securities and U.S. Government obligations, aggregated $144,329,490 and $178,466,376, respectively.

6. Transactions with Affiliates. During the six months ended April 30, 2013, the Fund paid brokerage commissions on security trades of $80,856 to G.research, Inc. (formerly Gabelli & Company, Inc.), an affiliate of the Fund. Additionally, the Distributor retained a total of $9,851 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended April 30, 2013, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the LIBOR plus 100 basis points or the sum of the federal funds rate plus 100 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. During the six months ended April 30, 2013, there were no borrowings outstanding under the line of credit.

8. Capital Stock. The Fund offers five classes of shares — Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class Y Shares. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge (“CDSC”) upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable Class B CDSC is equal to a percentage declining from 5% of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by the Distributor. Class AAA Shares and Class Y Shares are offered to qualified investors without a sales charge.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended April 30, 2013, and the year ended October 31, 2012 amounted to $1,961 and $41, respectively.

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	Six Months Ended April 30, 2013		Year Ended October 31, 2012
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	147,075	$1,704,675	110,850	$1,201,190
Shares redeemed	(157,173)	(1,810,228)	(149,073)	(1,604,090)

Net decrease	(10,098)	$(105,553)	(38,223)	$(402,900)

Class A
Shares sold	1,752,429	$20,168,026	2,733,955	$29,401,911
Shares redeemed	(2,128,568)	(24,337,936)	(5,950,837)	(64,092,387)

Net decrease	(376,139)	$(4,169,910)	(3,216,882)	$(34,690,476)

Class B
Shares sold	582	$6,444	—	—
Shares redeemed	(127,133)	(1,376,596)	(473,384)	$(4,845,267)

Net decrease	(126,551)	$(1,370,152)	(473,384)	$(4,845,267)

Class C
Shares sold	807,647	$8,756,253	381,721	$3,897,314
Shares redeemed	(670,574)	(7,180,064)	(1,836,896)	(18,785,663)

Net increase/(decrease)	137,073	$1,576,189	(1,455,175)	$(14,888,349)

Class Y
Shares sold	1,210,580	$14,730,665	1,175,847	$13,103,537
Shares redeemed	(763,357)	(9,041,979)	(2,931,699)	(32,671,151)

Net increase/(decrease)	447,223	$5,688,686	(1,755,852)	$(19,567,614)

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Other Matters. On April 24, 2008, the Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. Under the terms of the settlement, the Adviser, without admitting or denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty). On the same day, the SEC filed a civil action in the U.S. District Court for the Southern District of New York against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer, who also is an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO complex, including this Fund, denies the allegations and is continuing in his positions with the Adviser and the funds. The settlement by the Adviser did not have, and the resolution of the action against the officer is not expected to have, a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), contemplates that the Board of Directors (the “Board”) of Gabelli Enterprise Mergers and Acquisitions Fund, including a majority of the Directors who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Fund, as defined in the 1940 Act (the “Independent Board Members”), are required annually to review and re-approve the terms of the Fund’s existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six month period covered by this report, the Investment Advisory Agreement (the “Advisory Agreement”) with Gabelli Funds, LLC (the “Adviser”) for the Fund.

More specifically, at a meeting held on February 26, 2013, the Board, including the Independent Board Members, considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement.

The nature, extent, and quality of services provided by the Adviser. The Board reviewed in detail the nature and extent of the services provided by the Adviser under the Advisory Agreement and the quality of those services over the past year. The Board noted that these services included managing the investment program of the Fund, including the purchase and sale of portfolio securities, as well as the provision of general corporate services. The Board considered that the Adviser also provided, at its expense, office facilities for use by the Fund and supervisory personnel responsible for supervising the performance of administrative, accounting, and related services for the Fund, including monitoring to assure compliance with stated investment policies and restrictions under the 1940 Act and related securities regulation. The Board noted that, in addition to managing the investment program for the Fund, the Adviser provided certain non-advisory and compliance services, including services for the Fund’s Rule 38a-1 compliance program.

The Board also considered that the Adviser paid for all compensation of officers and Board Members of the Fund that are affiliated with the Adviser and that the Adviser further provided services to shareholders of the Fund who had invested through various programs offered by third party financial intermediaries. The Board evaluated these factors based on its direct experience with the Adviser and in consultation with Fund Counsel. The Board noted that the Adviser had engaged, at its expense, BNY Mellon Investment Servicing (US) Inc. (BNY) to assist it in performing certain of its administrative functions. The Board concluded that the nature and extent of the services provided was reasonable and appropriate in relation to the advisory fee, that the level of services provided by the Adviser, either directly or through BNY, had not diminished over the past year, and that the quality of service continued to be high.

The Board reviewed the personnel responsible for providing services to the Fund and concluded, based on their experience and interaction with the Adviser, that (i) the Adviser was able to retain quality personnel, (ii) the Adviser and its agents exhibited a high level of diligence and attention to detail in carrying out their advisory and administrative responsibilities under the Advisory Agreement, (iii) the Adviser was responsive to requests of the Board, (iv) the scope and depth of the Adviser’s resources was adequate, and (v) the Adviser had kept the Board apprised of developments relating to the Fund and the industry in general. The Board also focused on the Adviser’s reputation and long standing relationship with the Fund. The Board also believed that the Adviser had devoted substantial resources and made substantial commitments to address new regulatory compliance requirements applicable to the Fund.

Gabelli Enterprise Mergers and Acquisitions Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

The Performance of the Fund and the Adviser. The Board reviewed the investment performance of the Fund, on an absolute basis, as compared with its Lipper peer group of other SEC registered funds, and against the Fund’s broad based securities market benchmark as reflected in the Fund’s prospectus and annual report. The Board considered the Fund’s one, three, five and ten year average annual total return for the periods ended December 31, 2012, but placed greater emphasis on the Fund’s longer term performance. The peer group considered by the Board Members was developed by Lipper and was comprised of other mid-cap core funds (the “Performance Peer Group”). The Board considered these comparisons helpful in their assessment as to whether the Adviser was obtaining for the Fund’s shareholders the total return performance that was available in the marketplace, given the Fund’s objectives, strategies, limitations, and restrictions. In reviewing the performance of the Fund, the Board Members noted that the Fund’s performance was below the median for the one year, three year, five year, and ten year period. The Board concluded that the Fund’s performance was reasonable in comparison with that of the Performance Peer Group, given the Fund’s objectives, strategies, limitations, and restrictions.

In connection with its assessment of the performance of the Adviser, the Board considered the Adviser’s financial condition and whether it had the resources necessary to continue to carry out its functions under the Advisory Agreement. The Board concluded that the Adviser had the financial resources necessary to continue to perform its obligations under the Advisory Agreement and to continue to provide the high quality services that it has provided to the Fund to date.

The cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund. In connection with the Board’s consideration of the cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund, the Board considered a number of factors. First, the Board compared the level of the advisory fee for the Fund against comparative Lipper expense peer group (“Expense Peer Group”). The Board also considered comparative non-management fee expenses and comparative total fund expenses of the Fund and the Expense Peer Group. The Board considered this information as useful in assessing whether the Adviser was providing services at a cost that was competitive with other similar funds. In assessing this information, the Board considered both the comparative contract rates as well as the level of advisory fees after waivers and/or reimbursements for the funds in the Expense Peer Group. The Board noted that the Fund’s advisory fee and expense ratio were higher than average when compared with those of the Expense Peer Group.

The Board also reviewed the fees charged by the Adviser to provide similar advisory services to other registered investment companies or accounts with similar investment objectives, noting that the fees charged by the Adviser were the same or lower than the fees charged to the Fund.

The Board also considered an analysis prepared by the Adviser of the estimated profitability to the Adviser of its relationship with the Fund and reviewed with the Adviser its cost allocation methodology in connection with its profitability. In this regard, the Board reviewed Pro-forma Income Statements of the Adviser for the year ended December 31, 2012. The Board considered one analysis for the Adviser as a whole, and a second analysis for the Adviser with respect to the Fund. With respect to the Fund analysis, the Board received an analysis based on the Fund’s average net assets during the period as well as a pro-forma analysis of profitability at higher and lower asset levels. The Board concluded that the profitability of the Fund to the Adviser under either analysis was not excessive.

Gabelli Enterprise Mergers and Acquisitions Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale. With respect to the Board’s consideration of economies of scale, the Board discussed whether economies of scale would be realized by the Fund at higher asset levels. The Board also reviewed data from the Expense Peer Group to assess whether the Expense Peer Group funds had advisory fee breakpoints and, if so, at what asset levels. The Board also assessed whether certain of the Adviser’s costs would increase if asset levels rise. The Board noted the Fund’s current size and concluded that under foreseeable conditions, they were unable to assess at this time whether economies of scale would be realized by the Fund if it were to experience significant asset growth. In the event there were to be significant asset growth in the Fund, the Board determined to reassess whether the advisory fee (including the breakpoints) appropriately took into account any economies of scale that had been realized as a result of that growth.

Other Factors. In addition to the above factors, the Board also discussed other benefits received by the Adviser from its management of the Fund. The Board considered that the Adviser does use soft dollars in connection with its management of the Fund.

Based on a consideration of all these factors in their totality, the Board, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board determined to approve the continuation of the Fund’s Advisory Agreement. The Board based its decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

GABELLI ENTERPRISE MERGERS AND ACQUISITIONS FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman and Chief Executive Officer of GAMCO Investors, Inc. that he founded in 1976 and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia University Graduate School of Business, and an Honorary Doctorate Degree from Roger Williams University in Rhode Island.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

Gabelli Enterprise Mergers and Acquisitions Fund

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.com

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director and

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Vincent D. Enright

Former Senior Vice President and

Chief Financial Officer,

KeySpan Corporation

Arthur V. Ferrara

Former Chairman and

Chief Executive Officer,

Guardian Life Insurance

Company of America

Kuni Nakamura

President,

Advanced Polymer, Inc.

Regina M. Pitaro

Managing Director and Director,

GAMCO Asset Management Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President, Secretary, and Acting

Chief Compliance Officer

Agnes Mullady

Treasurer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of the Gabelli Enterprise Mergers and Acquisitions Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB208Q213SR

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli 787 Fund, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	7/3/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	7/3/13

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	7/3/13

*	Print the name and title of each signing officer under his or her signature.